Long-term debt	12 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Long-term debt	Long-term debt

	As at September 30, 2024	As at September 30, 2023
	$	$
2014 U.S. Senior Notes of $473,025 (U.S. $350,000)[1]	—	473,808
2021 U.S. Senior Notes of $810,900 (U.S. $600,000) repayable in September 2026 and of $540,600 (U.S. $400,000) repayable in September 2031[2]	1,342,758	1,342,714
2021 CAD Senior Notes of $600,000 repayable in September 2028[3]	597,212	596,550
2024 CAD Senior Notes of $300,000 repayable in September 2027 and of $450,000 repayable in September 2029[4]	746,144	—
Unsecured committed term loan credit facility[5]	—	676,886
Other long-term debt	2,194	10,363
	2,688,308	3,100,321
Current portion	999	1,158,971
	2,687,309	1,941,350
1    In September 2024, the Company repaid the last two series of the senior unsecured notes issued in 2014 of U.S.$350,000,000 (2014 U.S. Senior Notes), for a total amount of $475,825,000, and settled the related cross-currency swaps (Note 32).
[2]    The senior unsecured notes issued in 2021 of U.S. $1,000,000,000 (2021 U.S. Senior Notes) are comprised of two series of senior unsecured notes with a weighted average maturity of 4 years and a weighted average interest rate of 1.79%. As at September 30, 2024, these represent an amount of $1,351,500,000, less financing fees.
3    As at September 30, 2024, an amount of $600,000,000 was borrowed, less financing fees. The senior unsecured notes issued in 2021 of $600,000,000 (2021 CAD Senior Notes) are due in September 2028, with an interest rate of 2.10%.
4    In September 2024, the Company issued senior unsecured notes (2024 CAD Senior Notes) for a total principal amount of $750,000,000, less financing fees. This issuance is comprised of two series of senior unsecured notes with a weighted average maturity of 4 years and a weighted average interest rate of 4.08%.
5    In December 2023, the Company repaid in full its unsecured committed term loan credit facility of U.S. $500,000,000, for a total amount of $670,350,000. The Company also settled the related cross-currency swaps (Note 32).
The Company has an unsecured committed revolving credit facility available for an amount of $1,500,000,000 that expires in November 2028. This facility bears interest at variable reference rate benchmarks, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2024, there was no amount drawn upon this facility. An amount of $3,645,000 has been committed against this facility to cover various letters of credit issued for clients and other parties. On October 30, 2024, the unsecured committed revolving credit facility was extended by one year to October 30, 2029 and can be further extended. There were no material changes in the terms and conditions including interest rates and banking covenants. The unsecured committed revolving credit facility contains covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2024, the Company was in compliance with these covenants.